Stock Option Plans - Schedule of the assumptions employed in the calculation of the fair value of share-based compensation expense (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Risk free interest rate minimum	4.10%	4.05%
Risk free interest rate maximum	4.35%	4.89%
Expected dividend yield	0.00%	0.00%
Expected term	6 years	4 years 10 months 24 days
Expected stock volatility minimum	100.10%	91.90%
Expected stock volatility maximum	103.00%	99.70%
Common Stock [Member]
Schedule Of Share Based Compensation Stock Options Activity [Line Items]
Common stock fair value	$ 4.76	$ 3.69